Pensions and other post retirement benefits - Reconciliation of the net defined benefit liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	£ (1,933)	£ (2,585)	£ (3,258)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(283)	(399)	(364)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,488	3	458
Employer contributions	475	1,073	587
Other movements	(10)	(25)	(8)
Net defined benefit liability (asset), ending balance	(263)	(1,933)	(2,585)
UK Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(156)	(15)	(672)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(67)	(128)	(116)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,177	(541)	534
Employer contributions	150	528	239
Other movements	0	0	0
Net defined benefit liability (asset), ending balance	1,104	(156)	(15)
US Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(728)	(1,009)	(1,003)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(134)	(155)	(137)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	102	179	(100)
Employer contributions	208	257	231
Other movements	0	0	0
Net defined benefit liability (asset), ending balance	(552)	(728)	(1,009)
US other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(1,049)	(1,561)	(1,583)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(82)	(116)	(111)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	209	365	24
Employer contributions	117	288	117
Other movements	(10)	(25)	(8)
Net defined benefit liability (asset), ending balance	£ (815)	£ (1,049)	£ (1,561)